Investments, AFS debt securities - Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 70,410.4	$ 750.4	₨ 20,943.7	₨ 3,592.4
Gross realized losses on sale	(20,078.5)	(214.0)	(14,118.7)	(2,765.7)
Realized gains/ (losses), net	50,331.9	536.4	6,825.0	826.7
Dividends and interest	712,057.3	7,588.8	625,200.6	516,550.0
Total	₨ 762,389.2	$ 8,125.2	₨ 632,025.6	₨ 517,376.7